Other income and expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Income and Expenses

	2019	2018 Reclassified	2017 Reclassified
Gains / (losses) related to legal, administrative and arbitration proceedings	(1,520)	(2,283)	(861)
Pension and medical benefits - retirees	(1,371)	(1,401)	(1,791)
Unscheduled stoppages and pre-operating expenses	(1,321)	(1,282)	(1,598)
Variable compensation program	(643)	(265)	—
Gains/(losses) with Commodities Derivatives	(370)	(416)	—
Voluntary Separation Plan - PDV	(198)	2	—
Profit sharing	(43)	(442)	(145)
Employee Career and Compensation Plan - PCR	(2)	(293)	—
Agreement with US Authorities	—	(895)	—
Institutional relations and cultural projects	(180)	(178)	(208)
Operating expenses with thermoelectric power plants	(128)	(107)	(67)
Government grants	238	248	91
Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control	6,046	416	1,725
Expenses/Reimbursements from E&P partnership operations	383	331	372
Amounts recovered from Lava Jato investigation	220	457	252
Equalization of expenses - Production Individualization Agreements	2	(279)	—
Gains / (losses) on decommissioning of returned/abandoned areas	(155)	621	337
Provision for the class action agreement	—	—	(3,449)
Others	241	6	(169)

Total	1,199	(5,760)	(5,511)